Long Term Investments, Net - Schedule of Long Term Investments, Net (Parenthetical) (Detail) - USD ($) $ in Thousands			1 Months Ended		12 Months Ended
	May 31, 2025	May 31, 2024	Jan. 31, 2024	May 31, 2019	May 31, 2025	May 31, 2024	May 31, 2023	Nov. 30, 2024	Sep. 30, 2024	Sep. 30, 2020	Aug. 31, 2019	Jun. 30, 2019	Jul. 31, 2018	Mar. 31, 2018	Apr. 30, 2017	Nov. 30, 2015	May 31, 2015	Apr. 30, 2015
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments					$ (14,257)	$ (58,933)	$ (7,102)
Payments made to acquire long term investments					64,314	77,892	13,597
Gain On Sale Of Equity Investments					$ 422	185	767
Investment ownership interest				7.20%
Investee Companies [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest	20.00%				20.00%
Equity Method Investments [Member] | Thaiwoo Enterprise Management Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest			35.00%
Payments made to acquire long term investments			$ 55,574
New Oriental Education Industry Fund [Member]
Schedule of Equity Method Investments [Line Items]
Committed to invest													$ 38,592
Investment ownership interest													36.30%
Minimum [Member] | Investee Companies [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest	20.00%				20.00%
Maximum [Member] | Investee Companies [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest	50.00%				50.00%
Other Long-term Investments [Member]
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments					$ 803	4,358	0
Gain On Sale Of Equity Investments					244	0
Impairment loss on other available for sale investments					4,412	11,693
Other Long-term Investments [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments					0	$ 0	3,892
Mobvoi Inc. ("Mobvoi") [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage other than equity method investment										2.30%
Equity securities with readilty determinable fair value unrealized gain loss	$ 14,028	$ 12,760
Third Party Companies [Member] | Minimum [Member] | Investee Companies [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest		5.50%				5.50%
Third Party Companies [Member] | Maximum [Member] | Investee Companies [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest		49.00%				49.00%
Golden Finance [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds From Sale Of Equity Method Invstments				$ 33,156
Investment ownership interest																9.80%		9.80%
Uhozz [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest														15.20%
Uhozz [Member] | Investee Companies [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest																	10.00%
Sunlands [Member]
Schedule of Equity Method Investments [Line Items]
(Loss)/gain Arising From Change In Fair Value Of Investments					(1,772)	$ 4,503	(1,883)
EEO Education Tech [Member]
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments					0	0	$ 0
Investment ownership interest															10.00%
VM EDU Fund I L P [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest												49.70%
VM EDU Fund I L P [Member] | Equity Method Investments [Member]
Schedule of Equity Method Investments [Line Items]
Payments made to acquire long term investments						$ 48,345
Happy Seed Cayman Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Investment ownership interest										1.60%	6.40%
Songtsam [Member]
Schedule of Equity Method Investments [Line Items]
Loss from equity method investments					$ 0
Investment ownership interest								6.00%	12.40%